Proceeds from Sale of Fixed Maturities and Gross Realized Investment Gains and Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale Proceeds from sales	$ 919,347	$ 1,496,242	$ 3,027,998
Fixed maturities, available-for-sale, Gross investment gains from sales	4,682	29,271	109,282
Fixed maturities, available-for-sale, Gross investment losses from sales	$ (42,996)	$ (11,893)	$ (35,136)